Subsequent Events	9 Months Ended
Sep. 30, 2020
Subsequent Events
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued.

Proposed Business Combination

On October 5, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, RMG Merger Sub, Inc., a Delaware corporation and a direct, wholly-owned subsidiary of the Company (“Merger Sub”), and Romeo Systems, Inc., a Delaware corporation (“Romeo”), which provides for, among other things the merger of Merger Sub with and into Romeo, with Romeo continuing as the surviving corporation (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”). As a result of the Transactions, Romeo will become a wholly-owned subsidiary of the Company, with the stockholders of Romeo becoming stockholders of the Company. The transactions set forth in the Merger Agreement, including the Merger, will constitute a “Business Combination” as contemplated by the Company’s Amended and Restated Certificate of Incorporation.

Under the Merger Agreement, the stockholders of Romeo will receive a number of shares of the Company’s common stock based on an exchange ratio (the “Exchange Ratio”), the numerator of which is equal to $900 million (plus net cash of Romeo less debt of Romeo, plus the aggregate exercise price of all Romeo options and warrants (all calculated at the closing of the Merger)) divided by $10, and the denominator of which is equal to the number of outstanding shares of Romeo, including shares issuable upon conversion of outstanding convertible notes. The holders of Romeo options and warrants will receive the Company’s options and warrants equal to the number of shares of Romeo Common Stock subject to the Romeo options and warrants multiplied by the Exchange Ratio at an exercise price per share divided by the Exchange Ratio.

In connection with the Transactions, the Sponsor, agreed to enter into a lock-up agreement, pursuant to which the Company’s common stock received upon conversion of the shares of the Company’s Class B common stock held by the Sponsor will be subject to transfer restrictions until the earlier of (i) one year from the closing of the Merger, (ii) the date on which the last sales price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing 150 trading days after the closing of the Merger and (iii) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property, and the warrants held by the Sponsor will be subject to transfer restrictions until the date that is 30 days following the closing of the Merger.

Certain stockholders of Romeo receiving shares of the Company’s common stock in connection with the Merger will be subject to a 180-day lockup period for all shares of the Company’s common stock held by such persons.

The Merger Agreement contains certain representations and warranties of the parties to the Merger Agreement and consummation of the Transactions is conditioned on approval thereof by the Company’s stockholders and is further conditioned upon, representations and warranties of the parties and other closing conditions.

The Merger Agreement may be terminated at any time, but not later than the closing of the Merger, as follows:

●by mutual written consent of the Company and Romeo;
●by either the Company or Romeo if the Transactions are not consummated on or before the later of February 12, 2021 and such later date as the Company’s stockholders may approve, provided that the terminating party shall not have been the primary cause of the failure to close by such date;
●by either the Company or Romeo if consummation of the Transactions is permanently enjoined or prohibited by the terms of a final, non-appealable order, decree or ruling of a governmental entity or a statute, rule or regulation, provided that the terminating party shall not have been the primary cause of thereof;
●by either the Company or Romeo if the other party has breached any of its representations, warranties or covenants, such that the closing conditions would not be satisfied at the closing, and has not cured such breach within 45 days of notice from the other party of its intent to terminate, provided that the terminating party is itself not in breach;
●by the Company if Romeo stockholder approval of the Transactions has not been obtained within three business days following the date that the Registration Statement is disseminated by Romeo to its stockholders; or
●by either the Company or Romeo if, at the Company’s shareholder meeting, the Transactions shall fail to be approved by the required vote described herein (subject to any adjournment or recess of the meeting).

At the closing of the Merger, certain of Romeo’s stockholders and other parties thereto will enter into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”) pursuant to which the Company agreed to file a shelf registration statement with respect to the registrable securities under the Registration Rights Agreement. The Company also agreed to provide customary “piggyback” registration rights. The Registration Rights Agreement also provides that the Company will pay certain expenses relating to such registrations and indemnify the stockholders against certain liabilities.

At the closing of the Merger, the Sponsor, Republic and certain stockholders of Romeo will enter into a Stockholders’ Agreement (the “Stockholders’ Agreement”) with the Company, pursuant to which the stockholders of Romeo will have the right to designate up to two directors for election to the Company’s board of directors (of which BorgWarner, Inc. has the right to select one director provided that it maintains ownership of a certain percentage interest in the Company) for so long as they maintain collective ownership of a certain percentage interest in the Company, the Sponsor will have the right to designate up to two directors for election to the Company’s board of directors for so long as it maintains ownership of a certain percentage interest in the Company and Republic will have the right to designate one director provided that it maintains ownership of a certain number of shares in the Company.

In connection with the execution of the Merger Agreement, certain stockholders of Romeo who hold a majority of the outstanding stock of Romeo have entered into support agreements pursuant to which they will agree to vote in favor of the Transactions at a meeting called to approve the Transactions by Romeo stockholders (or to act by written consent approving the Transactions).

In connection with the execution of the Merger Agreement, the Company entered into Subscription Agreements with certain accredited investors or qualified institutional buyers (collectively, the “Subscription Investors”) concurrently with the execution of the Merger Agreement on October 5, 2020. Pursuant to the Subscription Agreements, the Subscription Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell, to the Subscription Investors an aggregate of 15,000,000 shares of Class A common stock of the Company for a purchase price of $10.00 per share, or an aggregate of approximately $150 million, in a private placement. Additionally, the Company has granted a Subscription Investor a 30-day option to purchase an additional 2,500,000 shares of Class A common stock at the same purchase price and on the same terms as described in the Subscription Agreements.

The closing of the private placement will occur on the date of and immediately prior to the consummation of the Transactions and is conditioned thereon and on other customary closing conditions. The Class A common stock to be issued pursuant to the Subscription Agreements has not been registered under the Securities Act, and will be issued in reliance upon the exemption provided under Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder. The Subscription Agreements will terminate and be void and of no further force or effect upon the earlier to occur of: (a) such date and time as the Merger Agreement is validly terminated in accordance with its terms, (b) upon the mutual written consent of each of the parties to each such Subscription Agreement, (c) the Company's notification to the Subscriber Investor in writing that it has abandoned its plans to move forward with the Transactions and/or terminates Subscriber's obligations, (d) if the conditions to closing set forth in the Subscription Agreement are not satisfied on or prior to the closing date and, as a result thereof, the transactions contemplated by the Subscription Agreement are not consummated at the closing or (e) at the election of Subscriber, on or after the date that is 270 days after the date hereof if the closing has not occurred on or prior to such date.